October 15, 2012

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-1520

Re:	Neuberger Berman Income Funds --Neuberger Berman New York Municipal Income Fund, Institutional Class File Nos. 002-85229; 811-03802

Re: Request for Selective Review for Post-Effective Amendment No. 93

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Neuberger Berman Income Funds (the “Registrant”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, is Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A (“PEA 93”) with respect to Institutional Class shares of Neuberger Berman New York Municipal Income Fund (the “Fund”).  PEA 93 includes the prospectus (the “Prospectus”) and statement of additional information (the “SAI”) relating to the Registrant’s issuance of Institutional Class shares of the Fund.  This transmission includes a conformed signature page signed by the Registrant and by power of attorney for a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.

The primary purpose of this filing is to add the Fund as a new series of the Registrant.  The Fund will have one class of shares – Institutional Class.  This filing is not intended to affect the prospectus or SAI of any previously registered series (or Class of such series) of the Registrant.

The form of the SAI and the text of the SAI (except the sections titled “Investment Information,” “Special Risk Considerations of the Fund,” “Additional Exchange Information,” “Dividends and Other Distributions,” “Additional Tax Information,” and “Fund Transactions”) are substantially the same as the form of the statement of additional information and the corresponding text of the statement of additional information for Class A, Class C and Institutional Class shares (the “multiple-class SAI”) contained in the currently effective registration statement for the Registrant and previously reviewed by the Staff in the following registration statement filed pursuant to Rule 485(a):

Post-Effective Amendment No. 90 to the Registrant’s registration statement on Form N-1A (“PEA 90”) filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, with respect to Class A, Class C and Institutional Class shares of Neuberger Berman Short Duration High Income Fund (0000898432-12-000526) (April 25, 2012).  Please note that, although the Fund’s SAI was modeled after the multiple-class SAI in PEA 90, certain disclosure in the multiple-class SAI that does not relate to the Fund or to Institutional Class shares (e.g., disclosure relating only to Class A and Class C shares) has not been included in the Fund’s SAI.

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 93.  Pursuant to Rule 485(a)(2) under the 1933 Act, PEA 93 will become effective on December 29, 2012 -- 75 days after the filing date.  The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by November 29, 2012.  This will assist the Registrant in keeping to its expected commencement of operations date and prospectus printing schedule.

Should you have any questions, please do not hesitate to call me at (202) 778-9430 or Lynn A. Schweinfurth at (202) 778-9876.  Thank you for your attention.

Sincerely, /s/ Christyn L. Rossman